LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS [Abstract]
LONG-TERM DEPOSITS
9.	LONG-TERM DEPOSITS

Long term deposits consist of the following:

	As of December 31,
	2011	2012

Concession fee deposits	$14,505	$21,633
Office rental deposits	537	674
	$15,042	$22,307

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of two to three years and are refundable at the end of the lease term.

The long term deposits are not within the scope of the accounting guidance regarding interests on receivables and payables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at costs.